Stock-based Compensation - Weighted-average Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Black-Scholes-Merton option valuation model based on weighted-average assumptions [Abstract]
Expected term	7 years 1 month 6 days	6 years 7 months 6 days
Risk-free interest rate	2.94%	2.20%
Volatility	92.87%	78.84%
Resulting weighted average grant date fair value (in dollars per share)	$ 1.74	$ 1.05